SHORT TERM BANK LOANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Short-term bank loans	$ 50,679,026	$ 47,966,209
Loans payable, weighted average interest rate	6.75%	7.54%
Interest expense, short term bank loans	3,335,158	2,998,929	1,949,982
Short Term Bank Loan One [Member]
Short-term Debt [Line Items]
Short-term bank loans		4,718,094
Annual rate		7.32%
Repayment date		Dec. 16, 2012
Short Term Bank Loan Two [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,145,396
Annual rate		7.87%
Repayment date		Oct. 20, 2012
Short Term Bank Loan Three [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,145,396
Annual rate		7.87%
Repayment date		Oct. 17, 2012
Short Term Bank Loan Four [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,572,698
Annual rate		7.22%
Repayment date		Oct. 12, 2012
Short Term Bank Loan Five [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,572,698
Annual rate		6.56%
Repayment date		Sep. 30, 2012
Short Term Bank Loan Six [Member]
Short-term Debt [Line Items]
Short-term bank loans		786,349
Annual rate		8.53%
Repayment date		Sep. 29, 2012
Short Term Bank Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank loans		786,349
Annual rate		8.53%
Repayment date		Sep. 28, 2012
Short Term Bank Loan Eight [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,572,698
Annual rate		7.87%
Repayment date		Sep. 22, 2012
Short Term Bank Loan Nine [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,415,428
Annual rate		8.65%
Repayment date		Jul. 25, 2012
Short Term Bank Loan Ten [Member]
Short-term Debt [Line Items]
Short-term bank loans		4,718,094
Annual rate		7.26%
Repayment date		Jun. 06, 2012
Short Term Bank Loan Eleven [Member]
Short-term Debt [Line Items]
Short-term bank loans		2,988,126
Annual rate		10.00%
Repayment date		Jun. 06, 2012
Short Term Bank Loan Twelve [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,572,698
Annual rate		7.22%
Repayment date		May 22, 2012
Short Term Bank Loan Thirteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,572,698
Annual rate		7.54%
Repayment date		May 17, 2012
Short Term Bank Loan Fourteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,572,698
Annual rate		6.10%
Repayment date		Apr. 18, 2012
Short Term Bank Loan Fifteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,145,396
Annual rate		6.94%
Repayment date		Apr. 04, 2012
Short Term Bank Loan Sixteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		786,316
Annual rate		7.32%
Repayment date		Mar. 27, 2012
Short Term Bank Loan Seventeen [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,302,666
Annual rate		5.45%
Repayment date		Mar. 10, 2012
Short Term Bank Loan Eighteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,729,968
Annual rate		8.31%
Repayment date		Mar. 10, 2012
Short Term Bank Loan Nineteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		314,525
Annual rate		7.32%
Repayment date		Mar. 05, 2012
Short Term Bank Loan Twenty [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,572,698
Annual rate		6.94%
Repayment date		Feb. 17, 2012
Short Term Bank Loan Twenty One [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,572,698
Annual rate		7.54%
Repayment date		Feb. 11, 2012
Short Term Bank Loan Twenty Two [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,145,396
Annual rate		7.87%
Repayment date		Feb. 06, 2012
Short Term Bank Loan Twenty Three [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,257,126
Annual rate		7.32%
Repayment date		Jan. 15, 2012
Short Term Bank Loan Twenty Four [Member]
Short-term Debt [Line Items]
Short-term bank loans	4,755,413
Annual rate	6.45%
Repayment date	Dec. 13, 2013
Short Term Bank Loan Twenty Five [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,585,138
Annual rate	6.80%
Repayment date	Nov. 07, 2013
Short Term Bank Loan Twenty Six [Member]
Short-term Debt [Line Items]
Short-term bank loans	3,170,275
Annual rate	7.20%
Repayment date	Oct. 24, 2013
Short Term Bank Loan Twenty Seven [Member]
Short-term Debt [Line Items]
Short-term bank loans	3,170,275
Annual rate	7.20%
Repayment date	Oct. 17, 2013
Short Term Bank Loan Twenty Eight [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,585,138
Annual rate	6.80%
Repayment date	Sep. 25, 2013
Short Term Bank Loan Twenty Nine [Member]
Short-term Debt [Line Items]
Short-term bank loans	792,569
Annual rate	7.54%
Repayment date	Sep. 20, 2013
Short Term Bank Loan Thirty [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,585,138
Annual rate	6.60%
Repayment date	Aug. 19, 2013
Short Term Bank Loan Thirty One [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,743,652
Annual rate	6.31%
Repayment date	Jul. 23, 2013
Short Term Bank Loan Thirty Two [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,268,096
Annual rate	5.88%
Repayment date	Jun. 15, 2013
Short Term Bank Loan Thirty Three [Member]
Short-term Debt [Line Items]
Short-term bank loans	4,755,413
Annual rate	7.54%
Repayment date	Jun. 04, 2013
Short Term Bank Loan Thirty Four [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,505,881
Annual rate	6.56%
Repayment date	May 29, 2013
Short Term Bank Loan Thirty Five [Member]
Short-term Debt [Line Items]
Short-term bank loans	5,662,112
Annual rate	7.82%
Repayment date	May 08, 2013
Short Term Bank Loan Thirty Six [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,585,138
Annual rate	7.82%
Repayment date	May 07, 2013
Short Term Bank Loan Thirty Seven [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,426,624
Annual rate	6.31%
Repayment date	Apr. 28, 2013
Short Term Bank Loan Thirty Eight [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,585,138
Annual rate	7.82%
Repayment date	Apr. 01, 2013
Short Term Bank Loan Thirty Nine [Member]
Short-term Debt [Line Items]
Short-term bank loans	2,377,707
Annual rate	5.44%
Repayment date	Mar. 31, 2013
Short Term Bank Loan Forty [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,108,612
Annual rate	5.88%
Repayment date	Mar. 09, 2013
Short Term Bank Loan Forty One [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,505,881
Annual rate	6.56%
Repayment date	Mar. 01, 2013
Short Term Bank Loan Forty Two [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,585,138
Annual rate	5.44%
Repayment date	Feb. 18, 2013
Short Term Bank Loan Forty Three [Member]
Short-term Debt [Line Items]
Short-term bank loans	3,170,275
Annual rate	6.60%
Repayment date	Feb. 05, 2013
Short Term Bank Loan Forty Four [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,585,138
Annual rate	7.20%
Repayment date	Jan. 13, 2013
Short Term Bank Loan Forty Five [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 3,170,275
Annual rate	6.60%
Repayment date	Jan. 09, 2013